Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities

At March 31, 2019, March 31, 2018, and December 31, 2017, accrued liabilities were as follows:

	March 31, 2019	March 31, 2018	December 31, 2017
Accrued payroll	$248,027	$172,419	$145,779
Accrued interest	35,422	-	74,896
Accrued FAET	145,460	133,104	26,075
Accrued professional fees	74,300	99,255	-
Other accruals	28,225	136,432	8,024
	$531,434	$541,210	$254,774